Quarterly Data (Tables)	12 Months Ended
May 29, 2011
Quarterly Data
Schedule Of Unaudited Quarterly Data

(in millions, except per share data)		Fiscal 2011 - Quarters Ended
	Aug. 29	Nov. 28	Feb. 27	May 29	Total
Sales	$1,806.7	$1,726.2	$1,976.8	$1,990.4	$7,500.2
Earnings before income taxes	159.1	103.2	199.1	186.2	647.6
Earnings from continuing operations	113.3	75.8	151.7	138.0	478.7
Losses from discontinued operations, net of tax	(0.2)	(1.3)	(0.5)	(0.6)	(2.4)
Net earnings	113.1	74.5	151.2	137.4	476.3

Basic net earnings per share:
Earnings from continuing operations	0.82	0.55	1.11	1.02	3.50
Losses from discontinued operations	—	(0.01)	—	—	(0.02)
Net earnings	0.82	0.54	1.11	1.02	3.48

Diluted net earnings per share:
Earnings from continuing operations	0.80	0.54	1.08	1.00	3.41
Losses from discontinued operations	—	(0.01)	—	(0.01)	(0.02)
Net earnings	0.80	0.53	1.08	0.99	3.39

Dividends paid per share	0.32	0.32	0.32	0.32	1.28
Stock price:
High	45.04	49.99	50.84	52.12	52.12
Low	37.08	41.03	45.07	45.51	37.08

(in millions, except per share data)		Fiscal 2010 - Quarters Ended
	Aug. 30	Nov. 29	Feb. 28 (1)	May 30 (1)	Total
Sales	$1,734.0	$1,641.3	$1,874.0	$1,863.8	$7,113.1
Earnings before income taxes	130.3	80.7	175.4	157.2	543.6
Earnings from continuing operations	95.0	61.2	134.8	116.0	407.0

Losses from discontinued operations, net of tax	(0.7)	(0.9)	(0.5)	(0.4)	(2.5)
Net earnings	94.3	60.3	134.3	115.6	404.5

Basic net earnings per share:
Earnings from continuing operations	0.68	0.44	0.97	0.83	2.92
Losses from discontinued operations	—	(0.01)	(0.01)	(0.01)	(0.02)
Net earnings	0.68	0.43	0.96	0.82	2.90

Diluted net earnings per share:
Earnings from continuing operations	0.67	0.43	0.95	0.81	2.86
Losses from discontinued operations	—	—	(0.01)	(0.01)	(0.02)
Net earnings	0.67	0.43	0.94	0.80	2.84

Dividends paid per share	0.25	0.25	0.25	0.25	1.00
Stock price:
High	38.10	37.31	41.34	49.01	49.01
Low	30.79	29.94	30.95	39.79	29.94

(1)

During the fourth quarter of fiscal 2010, we recognized a $12.7 million pre-tax reduction in sales associated with a correction to our third quarter estimate of gift card breakage, which reduced earnings from continuing operations and net earnings by $7.8 million, or approximately $0.05 reduction to diluted net earnings per share from continuing operations.